STATEMENT OF INVESTMENTS
BNY Mellon Active Midcap Fund

March 31, 2020 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 99.5%
Automobiles & Components - 1.5%
BorgWarner	61,650	[a]	1,502,410
Gentex	141,495		3,135,529
			4,637,939
Banks - 1.9%
KeyCorp	58,740		609,134
MGIC Investment	331,310		2,103,818
Popular	70,160		2,455,600
Zions Bancorp	30,880		826,349
			5,994,901
Capital Goods - 7.4%
Allison Transmission Holdings	113,345		3,696,180
Carlisle	28,160		3,527,885
Curtiss-Wright	37,820		3,494,946
EMCOR Group	8,990		551,267
Hubbell	7,530		863,992
Ingersoll Rand	42,952	[b]	1,065,210
Masco	41,940		1,449,866
MasTec	61,060	[a,b]	1,998,494
Oshkosh	29,790		1,916,391
Trane Technologies	48,710		4,022,959
United Rentals	3,580	[b]	368,382
W.W. Grainger	690		171,465
			23,127,037
Commercial & Professional Services - 1.6%
Cintas	8,440	[b]	1,461,977
FTI Consulting	18,110	[b]	2,169,035
Herman Miller	24,680		547,896
Robert Half International	7,480		282,370
Tetra Tech	5,820		411,008
The Brink's Company	2,520		131,166
			5,003,452
Consumer Durables & Apparel - 3.3%
D.R. Horton	8,680		295,120
Deckers Outdoor	27,670	[b]	3,707,780
PulteGroup	77,860		1,737,835
Tempur Sealy International	30,650	[b]	1,339,711
TRI Pointe Group	69,470	[b]	609,252
Whirlpool	29,860	[a]	2,561,988
			10,251,686

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.5% (continued)
Consumer Services - 1.5%
Churchill Downs	6,090	[b]	626,966
Hilton Worldwide Holdings	58,890		4,018,654
Jack in the Box	3,910	[a]	137,046
			4,782,666
Diversified Financials - 4.5%
Ameriprise Financial	4,250		435,540
Discover Financial Services	72,410		2,582,865
Evercore, Cl. A	9,520		438,491
FactSet Research Systems	8,370	[a]	2,181,892
LPL Financial Holdings	60,835		3,311,249
OneMain Holdings	26,990		516,049
SEI Investments	38,015	[b]	1,761,615
Synchrony Financial	174,040		2,800,304
			14,028,005
Energy - 3.5%
Cabot Oil & Gas	108,150		1,859,098
Devon Energy	119,130		823,188
Patterson-UTI Energy	251,960	[a]	592,106
Pioneer Natural Resources	20,870		1,464,030
The Williams Companies	212,400		3,005,460
World Fuel Services	112,050		2,821,419
WPX Energy	155,300	[b]	473,665
			11,038,966
Food & Staples Retailing - .7%
Casey's General Stores	7,310	[a]	968,502
The Kroger Company	44,240		1,332,509
			2,301,011
Food, Beverage & Tobacco - 3.2%
Campbell Soup	45,360		2,093,818
Lamb Weston Holdings	25,000		1,427,500
The Hershey Company	43,800		5,803,500
Tootsie Roll Industries	20,596	[a]	740,632
			10,065,450
Health Care Equipment & Services - 8.8%
Align Technology	5,310	[b]	923,675
AmerisourceBergen	13,410		1,186,785
Cerner	31,820		2,004,342
Chemed	2,910		1,260,612
DaVita	10,580	[b]	804,715
Haemonetics	7,580	[b]	755,423
Hologic	38,320	[b]	1,345,032
IDEXX Laboratories	21,550	[b]	5,220,272
Masimo	12,000	[b]	2,125,440
McKesson	13,520		1,828,715

Description	Shares		Value ($)
Common Stocks - 99.5% (continued)
Health Care Equipment & Services - 8.8% (continued)
ResMed	6,750		994,207
STERIS	26,590		3,721,802
Veeva Systems, Cl. A	35,040	[b]	5,479,205
			27,650,225
Household & Personal Products - 2.5%
Church & Dwight	48,400		3,106,312
The Clorox Company	27,910		4,835,407
			7,941,719
Insurance - 3.7%
Brown & Brown	69,920		2,532,502
Globe Life	51,925		3,737,042
Kemper	4,540		337,640
Primerica	21,040		1,861,619
The Hanover Insurance Group	1,910		173,008
The Hartford Financial Services Group	10,880		383,411
Unum Group	173,260		2,600,633
			11,625,855
Materials - 4.2%
Ball	19,580		1,266,043
Celanese	18,745		1,375,696
Eagle Materials	8,190		478,460
Graphic Packaging Holding	82,240		1,003,328
Reliance Steel & Aluminum	41,090		3,599,073
Royal Gold	3,800		333,298
Sealed Air	102,120		2,523,385
Sensient Technologies	60,020		2,611,470
			13,190,753
Media & Entertainment - 3.6%
AMC Networks, Cl. A	17,520	[a,b]	425,911
Discovery, Cl. A	38,080	[a,b]	740,275
Fox, Cl. A	5,900		139,417
Match Group	20,260	[a,b]	1,337,970
Omnicom Group	30,240	[a]	1,660,176
Take-Two Interactive Software	21,490	[b]	2,548,929
The Interpublic Group of Companies	106,400		1,722,616
The New York Times Company, Cl. A	89,670	[a]	2,753,766
			11,329,060
Pharmaceuticals Biotechnology & Life Sciences - 5.7%
Agilent Technologies	73,580		5,269,800
Arrowhead Pharmaceuticals	6,020	[a,b]	173,195
Bio-Rad Laboratories, Cl. A	1,240	[b]	434,694
Incyte	49,280	[b]	3,608,774
Jazz Pharmaceuticals	27,940	[b]	2,786,736

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.5% (continued)
Pharmaceuticals Biotechnology & Life Sciences - 5.7% (continued)
Mettler-Toledo International	8,215	[b]	5,672,539
			17,945,738
Real Estate - 10.2%
Apartment Investment & Management, Cl. A	9,470	[c]	332,871
Boston Properties	13,070	[c]	1,205,446
Brandywine Realty Trust	307,870	[c]	3,238,792
Camden Property Trust	29,260	[c]	2,318,562
Corporate Office Properties Trust	58,280	[c]	1,289,736
CubeSmart	47,750	[c]	1,279,222
Equity Lifestyle Properties	19,920	[c]	1,145,002
First Industrial Realty Trust	123,090	[c]	4,090,281
Host Hotels & Resorts	330,820	[c]	3,652,253
Lamar Advertising, Cl. A	60,540	[c]	3,104,491
Mid-America Apartment Communities	45,740	[c]	4,712,592
PS Business Parks	6,370	[c]	863,262
VICI Properties	149,870	[a,c]	2,493,837
Weingarten Realty Investors	162,420	[c]	2,343,721
			32,070,068
Retailing - 3.1%
AutoZone	5,160	[b]	4,365,360
Best Buy	7,555		430,635
Dollar General	15,170		2,290,822
Foot Locker	22,850	[a]	503,843
LKQ	91,600	[b]	1,878,716
RH	1,510	[a,b]	151,710
			9,621,086
Semiconductors & Semiconductor Equipment - 3.2%
Advanced Micro Devices	59,520	[b]	2,706,970
Cirrus Logic	10,060	[b]	660,238
Lam Research	11,650		2,796,000
Qorvo	15,740	[b]	1,269,116
Teradyne	11,670		632,164
Xilinx	24,950		1,944,603
			10,009,091
Software & Services - 11.1%
Aspen Technology	3,630	[b]	345,104
Broadridge Financial Solutions	22,140		2,099,536
CACI International, Cl. A	10,090	[b]	2,130,503
Cadence Design Systems	69,930	[b]	4,618,177
Citrix Systems	37,840		5,356,252
Euronet Worldwide	8,920	[b]	764,622
Fair Isaac	6,870	[b]	2,113,830

Description	Shares		Value ($)
Common Stocks - 99.5% (continued)
Software & Services - 11.1% (continued)
Fiserv	3,850	[b]	365,712
FleetCor Technologies	18,270	[b]	3,408,086
Fortinet	5,750	[b]	581,728
Gartner	1,420	[b]	141,389
Leidos Holdings	8,390		768,944
Manhattan Associates	21,580	[b]	1,075,116
MAXIMUS	41,515		2,416,173
Paychex	11,035		694,322
Paycom Software	6,750	[a,b]	1,363,567
Synopsys	2,450	[b]	315,536
The Western Union Company	34,890		632,556
Verisign	22,830	[b]	4,111,455
WEX	12,790	[b]	1,337,194
			34,639,802
Technology Hardware & Equipment - 6.4%
CDW	45,045		4,201,347
Ciena	74,440	[b]	2,963,456
Hewlett Packard Enterprise	197,500		1,917,725
Keysight Technologies	50,040	[b]	4,187,347
Lumentum Holdings	4,750	[b]	350,075
Xerox Holdings	141,290		2,676,033
Zebra Technologies, Cl. A	20,745	[b]	3,808,782
			20,104,765
Transportation - 1.7%
Old Dominion Freight Line	29,155		3,826,885
United Airlines Holdings	50,120	[a,b]	1,581,286
			5,408,171
Utilities - 6.2%
Black Hills	46,200		2,958,186
Hawaiian Electric Industries	11,950		514,448
IDACORP	31,990		2,808,402
MDU Resources Group	89,740		1,929,410
NRG Energy	117,600		3,205,776
OGE Energy	120,730		3,710,033
Public Service Enterprise Group	55,440		2,489,810
Vistra Energy	103,500		1,651,860
			19,267,925
Total Common Stocks (cost $380,584,028)			312,035,371

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	1-Day Yield (%)
Investment Companies - ..0%
Registered Investment Companies - .0%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $36,901)	0.40	36,901	[d]	36,901

Investment of Cash Collateral for Securities Loaned - .8%
Registered Investment Companies - .8%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $2,666,132)	0.40	2,666,132	[d]	2,666,132
Total Investments (cost $383,287,061)		100.3%		314,738,404
Liabilities, Less Cash and Receivables		(.3%)		(1,074,948)
Net Assets		100.0%		313,663,456

a Security, or portion thereof, on loan. At March 31, 2020, the value of the fund’s securities on loan was $20,223,957 and the value of the collateral was $20,826,349, consisting of cash collateral of $2,666,132 and U.S. Government & Agency securities valued at $18,160,217.

b Non-income producing security.

c Investment in real estate investment trust within the United States.

d Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Active Midcap Fund

March 31, 2020 (Unaudited)

The following is a summary of the inputs used as of March 31, 2020 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities: †
Equity Securities—Common Stocks	312,035,371	-	-	312,035,371
Investment Companies	2,703,033	-	-	2,703,033

† See Statement of Investments for additional detailed categorizations, if any.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation

NOTES

purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by BNY Mellon under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a

NOTES

result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At March 31, 2020, accumulated net unrealized depreciation on investments was $68,548,657, consisting of $26,517,237 gross unrealized appreciation and $95,065,894 gross unrealized depreciation.

At March 31, 2020, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.